Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue Recognition
Receivables	$ 193	$ 181
Deferred revenue	$ 33	$ 43
Minimum
Revenue Recognition
Contract term	1 year
Amortization period	2 years
Maximum
Revenue Recognition
Contract term	5 years
Amortization period	5 years
Wireless
Revenue Recognition
Percentage of total payments due to be paid	50.00%
Wireless | Maximum
Revenue Recognition
Contract term	36 months
RHC | Minimum
Revenue Recognition
Contract term	3 years
RHC | Maximum
Revenue Recognition
Contract term	5 years